Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) Segment ¥ / $	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Aug. 15, 2015	Dec. 31, 2013 CNY (¥)
Significant Accounting Policies [Line Items]
Exchange rate used for conversion of financial statements from RMB to US dollar | ¥ / $	6.9430
Accounts receivable - allowance for doubtful accounts	¥ 7,125	¥ 1,264	¥ 92		¥ 25
Property, plant and equipment, residual value, percentage	5.00%
Marketing expense	¥ 7,486	0	18
Employee social benefits included as expenses	¥ 49,557	26,365	¥ 16,817
Number of operating segments | Segment	1
Percentage of after tax profits allocated to general reserve	10.00%
Percentage of reserve fund to registered capital when appropriation not required	50.00%
Non-cancellable operating lease commitments	¥ 56,191
Variable Interest Entity
Significant Accounting Policies [Line Items]
Employee benefits payable	¥ 2,244	¥ 1,394
Operating VIE Subsidiaries | Beijing Guoxinwangyan Technology Co., Ltd.
Significant Accounting Policies [Line Items]
Percentage of economic interest ownership	80.00%			80.00%
Maximum
Significant Accounting Policies [Line Items]
Original maturity period, demand deposit	3 months